UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21655

A T Funds Investment Trust
555 South Flower Street, Suite 3300
Los Angeles, CA 90071
(213) 233-4500

Mark G. Torline
555 South Flower Street, Suite 3300
Los Angeles, CA 90071
(213) 233-4500

Date of fiscal year end: March 31

Date of reporting period: July 1, 2009 – March 24, 2010

Item 1. Proxy Voting Record.

The A T Fund of Funds did not vote any proxies during the period July 1, 2009 through March 24, 2010 (date of deregistration as an investment company pursuant to the Investment Company Act of 1940, as amended).

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

A T Funds Investment Trust
By (Signature and Title)        /s/ Mark G. Torline
    Mark G. Torline,
    Chief Executive Officer

Date: 6/16/10